Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A.           Balances with related parties

The following related party balances are included in the balance sheets:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Principal/controlling:
Trade receivables	398	177
Principle shareholder convertible loan	2,000	3,000

B.           Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Sales	1,120	329	383

Financing expense	45	73	54